PROFIT (LOSS) PER SHARE - Disclosure of diluted earnings per share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [line items]
Profit (Loss) for the year attributed to holders of ordinary shares	$ 35,516	$ (5,631)	$ (15,887)
Weighted average number of ordinary shares issued and used for the calculation of basic earnings per share	36,980	35,762	33,149
Weighted average number of shares for calculation of diluted earnings per share	37,655	35,762	33,149
Diluted profit (Loss) per ordinary share	$ 0.943	$ (0.157)	$ (0.479)
Options and RSU issued as part of share-based payment
Earnings per share [line items]
Weighted average number of shares for calculation of diluted earnings per share	675	0	0